CONDENSED, CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) (Predecessor, USD $) In Thousands, unless otherwise specified	3 Months Ended	4 Months Ended	9 Months Ended
	Sep. 30, 2013	May 13, 2014	Sep. 30, 2013
Net changes in fair value of cash flow hedges, taxes	$ (1,007)	$ (1,118)	$ (3,471)
Change in unrealized fair value adjustments of available-for-sale securities, taxes	$ (47)	$ (313)	$ (88)